New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

(212) 576-7786 Fax: (212) 576-7101

E-Mail: Jennifer_Newman@newyorklife.com

www.newyorklife.com

Jennifer M. Newman

Associate General Counsel

VIA EDGAR

May 4, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-79309

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 26 on Form N-6 that was filed by the Registrant on April 12, 2016 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 12, 2016.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer M. Newman

Jennifer M. Newman

Associate General Counsel